LOANS (Details 9) (Corporate, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing receivable impaired
Carrying Value	$ 212	$ 450
TDRs involving changes in the amount and/or timing of principal payments	144	3
TDRs involving changes in the amount and/or timing of interest payments	4	103
TDRs involving changes in the amount and/or timing of both principal and interest payments	64	344
Balance of principal forgiven or deferred		4
Net P&L Impact	1	53
Carrying Value	873	1,336
TDR in payment default	94	7
Commercial and industrial
Financing receivable impaired
Carrying Value	99	126
TDRs involving changes in the amount and/or timing of principal payments	84
TDRs involving changes in the amount and/or timing of interest payments	4	16
TDRs involving changes in the amount and/or timing of both principal and interest payments	11	110
Net P&L Impact	1	16
Carrying Value	275	429
TDR in payment default	94	7
Financial institutions
Financing receivable impaired
Carrying Value	17	564
Mortgage and real estate
Financing receivable impaired
Carrying Value	113	250
TDRs involving changes in the amount and/or timing of principal payments	60	3
TDRs involving changes in the amount and/or timing of interest payments		20
TDRs involving changes in the amount and/or timing of both principal and interest payments	53	227
Balance of principal forgiven or deferred		4
Net P&L Impact		37
Carrying Value	131	258
Other
Financing receivable impaired
Carrying Value		74
TDRs involving changes in the amount and/or timing of interest payments		67
TDRs involving changes in the amount and/or timing of both principal and interest payments		7
Carrying Value	$ 450	$ 85